Share-Based Compensation - Summary of Restricted Shares Units Granted (Details) - Restricted Shares Units - 2023 Share Incentive Plan II	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ADS Outstanding, Beginning Balance | shares	0
Number of ADS Outstanding, Granted | shares	4,299,891
Number of ADS Outstanding, Vested | shares	(3,084,129)
Number of ADS Outstanding, Ending Balance | shares	1,215,762
Weighted Average Grant Date Fair Value (Per ADS), Beginning Balance | $ / shares	$ 0
Weighted Average Grant Date Fair Value (Per ADS), Granted | $ / shares	2.04
Weighted Average Grant Date Fair Value (Per ADS), Vested | $ / shares	2.04
Weighted Average Grant Date Fair Value (Per ADS), Ending Balance | $ / shares	$ 2.04